Employee benefit plans - Plan Assets (Details) - Plan assets - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair values
Plan assets	€ 335,170	€ 311,073
Equity investments
Fair values
Index funds	94,384	88,169
Fixed income investments
Fair values
Government securities	9,221	15,720
Corporate bonds	211,992	182,850
Other bonds	15,529	16,576
U.S. treasury money market funds	3,940	7,654
Other types of investments
Fair values
Cash, money market and mutual funds	104	104
Level 1
Fair values
Plan assets	22,858	32,125
Level 1 | Equity investments
Fair values
Index funds	9,850	8,926
Level 1 | Fixed income investments
Fair values
Government securities	8,964	15,441
U.S. treasury money market funds	3,940	7,654
Level 1 | Other types of investments
Fair values
Cash, money market and mutual funds	104	104
Level 2
Fair values
Plan assets	304,096	271,752
Level 2 | Equity investments
Fair values
Index funds	84,534	79,243
Level 2 | Fixed income investments
Fair values
Government securities	257	279
Corporate bonds	211,992	182,850
Other bonds	7,313	9,380
Level 3
Fair values
Plan assets	8,216	7,196
Level 3 | Fixed income investments
Fair values
Other bonds	€ 8,216	€ 7,196